INCOME TAX (EXPENSE)/CREDIT (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (37,177)	$ (30,730)	$ (36,927)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(12,490)	(17,296)	(12,922)
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(327)	(315)	(104)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (24,360)	$ (13,119)	$ (23,901)